Consolidated Statements of Stockholders Equity / Deficit (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009		$ 1,360,642	$ 4,946,622	$ (8,898,907)		$ (2,591,643)
Balance (in Shares) at Dec. 31, 2009		136,064,233
Common shares issued for cash (Prior to April 2, 2010)		74,455	48,545			123,000
Common shares issued for cash (After April 2, 2010)		39,070	494,055			533,125
Common shares issued for cash (in Shares) (Prior to April 2, 2010)		7,445,417
Common shares issued for cash (in Shares) (After April 2, 2010)		39,069,732
Common shares issued for conversion of loans payable - related party (Prior to April 2, 2010)		60,000				60,000
Common shares issued for conversion of loans payable - related party (After April 2, 2010)		2,500	22,500			25,000
Common shares issued for conversion of loans payable - related party (in Shares) (Prior to April 2, 2010)		6,000,000
Common shares issued for conversion of loans payable - related party (in Shares) (After April 2, 2010)		2,500,000
Common shares issued for conversion of loans payable		13,584	209,666			223,250
Common shares issued for conversion of loans payable (in Shares)		13,584,383
Common shares issued for services (Prior to April 2, 2010)		40,000				40,000
Common shares issued for services (After April 2, 2010)		7,700	135,459			143,159
Common shares issued for services (in Shares) (Prior to April 2, 2010)		4,000,000
Common shares issued for services (in Shares) (After April 2, 2010)		7,700,000
Stock issuance costs			(23,000)			(23,000)
In kind contribution of services			347,846			347,846
Common shares issued for acquisition of 1,800,000 shares of EarthSearch Communications common stock from noncontrolling interest		439	2,195		53,215	55,849
Common shares issued for acquisition of 1,800,000 shares of EarthSearch Communications common stock from noncontrolling interest (in Shares)		439,024
Effect of Stock Exchange on April 2, 2010		(1,387,429)	1,402,429			15,000
Effect of Stock Exchange on April 2, 2010 (in Shares)		(95,848,349)
Noncontrolling interest at date of Stock Exchange		(100,007)	(342,217)	613,880	(171,656)
Noncontrolling interest at date of Stock Exchange (in Shares)		(10,000,662)
Recapitalization			(67,994)			(67,994)
Net loss				(2,496,892)	(112,507)	(2,609,399)
Balance at Dec. 31, 2010		110,954	7,176,106	(10,781,919)	(230,948)	(3,725,807)
Balance (in Shares) at Dec. 31, 2010		110,953,778
Common shares issued for cash		16,888	169,312			186,200
Common shares issued for cash (in Shares)		16,888,527
Preferred shares issued for cash	75		4,925			5,000
Preferred shares issued for cash (in Shares)	37,500
Common shares issued for conversion of loans payable - related party		13,005	86,250			99,255
Common shares issued for conversion of loans payable - related party (in Shares)		13,005,556
Preferred shares issued for conversion of loans payable - related party	925		36,075			37,000
Preferred shares issued for conversion of loans payable - related party (in Shares)	462,500
Common shares issued for conversion of loans payable		101,115	764,019			865,134
Common shares issued for conversion of loans payable (in Shares)		101,114,668
Common shares issued for conversion of accrued salaries to related party		32,857	197,143			230,000
Common shares issued for conversion of accrued salaries to related party (in Shares)		32,857,143
Preferred shares issued for conversion of accrued salaries to related parties	11,322		713,678			725,000
Preferred shares issued for conversion of accrued salaries to related parties (in Shares)	5,660,714
Preferred shares issued for initial license payment to related party	2,857		197,143			200,000
Preferred shares issued for initial license payment to related party (in Shares)	1,428,572
Value of beneficial conversion feature of convertible notes payable			83,728			83,728
Common shares issued for conversion of accounts payable		357	2,143			2,500
Common shares issued for conversion of accounts payable (in Shares)		357,143
Common shares issued for services		14,719	285,711			300,430
Common shares issued for services (in Shares)		14,718,666
Preferred shares issued for services	849		44,151			45,000
Preferred shares issued for services (in Shares)	424,527
Preferred shares issued for acquisition of 51% of the outstanding common stock of Rogue Paper, Inc.	5,000		420,000		21,971	446,971
Preferred shares issued for acquisition of 51% of the outstanding common stock of Rogue Paper, Inc. (in Shares)	2,500,000
Net loss				(2,280,676)	(49,829)	(2,330,505)
Balance at Dec. 31, 2011	$ 21,028	$ 289,895	$ 10,180,384	$ (13,062,595)	$ (258,806)	$ (2,830,094)
Balance (in Shares) at Dec. 31, 2011	10,513,813	289,895,481